VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.5%
U.S. Treasury Bonds 1.875%, 11/15/51	$ 3,070	$ 2,030
U.S. Treasury Notes 0.500%, 3/31/25	915	835
Total U.S. Government Securities (Identified Cost $3,439)		2,865

Corporate Bonds and Notes—90.4%
Communication Services—8.0%
AT&T, Inc. 3.550%, 9/15/55	530	348
Paramount Global
4.200%, 5/19/32	909	737
4.950%, 5/19/50	966	687
Verizon Communications, Inc. 4.125%, 3/16/27	1,427	1,363
Warnermedia Holdings, Inc. 144A 5.141%, 3/15/52(1)	1,401	1,018
		4,153

Consumer Discretionary—8.1%
AutoNation, Inc. 3.850%, 3/1/32	1,045	826
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,561	1,530
Hyatt Hotels Corp. 1.800%, 10/1/24	873	818
Kohl’s Corp. 3.375%, 5/1/31	735	454
Tapestry, Inc. 3.050%, 3/15/32	761	568
		4,196

Consumer Staples—1.2%
Mars, Inc. 144A 2.450%, 7/16/50(1)	1,035	622
Energy—16.2%
Boardwalk Pipelines LP 4.450%, 7/15/27	951	883
Continental Resources, Inc. 144A 2.875%, 4/1/32(1)	955	699
Enterprise Products Operating LLC 4.200%, 1/31/50	851	650
HF Sinclair Corp. 144A 4.500%, 10/1/30(1)	1,673	1,434
Petroleos Mexicanos 6.700%, 2/16/32	1,053	735
	Par Value	Value

Energy—continued
Pioneer Natural Resources Co. 1.900%, 8/15/30	$ 1,995	$ 1,525
Plains All American Pipeline LP 3.800%, 9/15/30	1,607	1,348
Targa Resources Corp. 4.200%, 2/1/33	623	519
Williams Cos., Inc. (The) 3.500%, 10/15/51	920	612
		8,405

Financials—37.6%
AerCap Ireland Capital DAC 3.850%, 10/29/41	613	407
American Express Co. 3.950%, 8/1/25	443	429
Avolon Holdings Funding Ltd. 144A 2.125%, 2/21/26(1)	1,527	1,283
Bank of America Corp. 2.572%, 10/20/32	1,423	1,088
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	845	826
BPCE S.A. 144A 5.748%, 7/19/33(1)	703	648
Daimler Trucks Finance North America LLC
144A 1.625%, 12/13/24(1)	650	599
144A 2.500%, 12/14/31(1)	898	680
Ford Motor Credit Co. LLC 3.375%, 11/13/25	1,135	1,003
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	1,805	1,525
Hyundai Capital America 144A 2.000%, 6/15/28(1)	1,362	1,085
JPMorgan Chase & Co. 1.578%, 4/22/27	854	737
Morgan Stanley
0.791%, 1/22/25	795	745
1.593%, 5/4/27	943	815
NatWest Group plc 5.516%, 9/30/28	1,000	949
OneMain Finance Corp. 4.000%, 9/15/30	1,053	739
PNC Financial Services Group, Inc. (The) Series V 6.200% (2)	859	812
Pricoa Global Funding I 144A 1.200%, 9/1/26(1)	823	715
UBS Group AG 144A 4.751%, 5/12/28(1)	1,087	1,020
	Par Value	Value

Financials—continued
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	$ 1,212	$ 1,169
2020-1, B 4.875%, 1/15/26	816	762
Wells Fargo & Co.
3.526%, 3/24/28	1,196	1,083
3.350%, 3/2/33	529	429
		19,548

Industrials—2.2%
Triton Container International Ltd. 3.250%, 3/15/32	1,590	1,166
Information Technology—3.9%
Broadcom, Inc. 144A 3.750%, 2/15/51(1)	752	493
Dell International LLC 144A 3.450%, 12/15/51(1)	1,049	596
Global Payments, Inc. 4.950%, 8/15/27	462	440
Micron Technology, Inc. 3.477%, 11/1/51	799	473
		2,002

Materials—5.0%
Freeport-McMoRan, Inc. 5.450%, 3/15/43	1,332	1,111
LYB International Finance III LLC 3.625%, 4/1/51	1,405	916
Newmont Corp. 6.250%, 10/1/39	591	590
		2,617

Real Estate—3.9%
Equinix, Inc. 3.900%, 4/15/32	708	601
Tanger Properties LP 2.750%, 9/1/31	2,017	1,432
		2,033

Utilities—4.3%
Boardwalk Pipelines LP 3.400%, 2/15/31	837	673
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	818	629
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Pacific Gas and Electric Co. 2.500%, 2/1/31	$ 1,311	$ 954
		2,256

Total Corporate Bonds and Notes (Identified Cost $58,151)		46,998

Total Long-Term Investments—95.9% (Identified Cost $61,590)		49,863

	Shares
Short-Term Investment—2.8%
Money Market Mutual Fund—2.8%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(3)	1,446,900	1,447
Total Short-Term Investment (Identified Cost $1,447)		1,447

TOTAL INVESTMENTS—98.7% (Identified Cost $63,037)		$51,310
Other assets and liabilities, net—1.3%		670
NET ASSETS—100.0%		$51,980
Abbreviations:
CDX.NA.HY	Credit Default Swap North American High Yield
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $12,422 or 23.9% of net assets.
(2)	No contractual maturity date.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange
Country Weightings†
United States	85%
Panama	3
Cayman Islands	3
Bermuda	2
Switzerland	2
United Kingdom	2
Mexico	1
Other	2
Total	100%
† % of total investments as of September 30, 2022.
Centrally cleared credit default swaps - buy protection(1) outstanding as of September 30, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.38 (3)	Quarterly	ICE	5.000%	06/20/27	$(3,782)	$82	$23	$59	$—
Total						$82	$23	$59	$—

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$46,998	$—	$46,998
U.S. Government Securities	2,865	—	2,865
Money Market Mutual Fund	1,447	1,447	—
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	82	—	82
Total Investments	$51,392	$1,447	$49,945
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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